NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED AUGUST 26, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Effective immediately, Mark Traster will serve as lead portfolio manager for the fund and Gregory Ryan will be added as a co-portfolio manager.

Gregory Ryan, CFA, began working in the financial industry in 1998. Prior to his current portfolio management role, he was senior equity research analyst for the small cap growth opportunities team, specializing in the industrials, materials and consumer sectors. He joined Nuveen Asset Management, LLC on January 1, 2011 in connection with the firm’s acquisition of a portion of the asset management business of FAF Advisors, Inc. (“FAF”). He joined FAF in 2007 and prior to that, he was a small-cap equity analyst for industrials, financials, and healthcare for Gabelli Woodland Partners.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCSP-0813P

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED AUGUST 26, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

Effective immediately, Mark Traster will serve as lead portfolio manager for the fund and Gregory Ryan will be added as a co-portfolio manager.

Gregory Ryan, CFA, began working in the financial industry in 1998. Prior to his current portfolio management role, he was senior equity research analyst for the small cap growth opportunities team, specializing in the industrials, materials and consumer sectors. He joined Nuveen Asset Management, LLC on January 1, 2011 in connection with the firm’s acquisition of a portion of the asset management business of FAF Advisors, Inc. (“FAF”). He joined FAF in 2007 and prior to that, he was a small-cap equity analyst for industrials, financials, and healthcare for Gabelli Woodland Partners.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCSSAI-0813P